31 Net Operating Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net operating revenue [line items]
Gross operating revenues	R$ 25,227,782	R$ 23,725,810	R$ 21,574,289
PIS/Pasep and Cofins	(2,161,120)	(2,117,800)	(1,788,714)
Recovery of Pis/Pasep and Cofins on ICMS	(105,184)
ICMS (VAT)	(4,656,686)	(4,210,382)	(3,734,940)
Sectorial charges	(2,161,811)	2,457,562	(2,020,674)
Service tax (ISSQN)	(3,891)	(5,286)	(5,388)
Net operating revenues	16,244,274	14,934,780	14,024,573
Electricity Sales To Final Customers [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	10,481,794	10,104,045	8,689,516
PIS/Pasep and Cofins	(965,651)
ICMS (VAT)	(2,336,583)
Sectorial charges	(753,544)
Service tax (ISSQN)
Net operating revenues	6,426,016	5,548,584	4,681,533
Electricity Sales To Final Customers [Member] | Residential [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	3,336,432	3,175,290	2,750,514
Electricity Sales To Final Customers [Member] | Industrial [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	1,276,105	1,419,240	1,337,893
Electricity Sales To Final Customers [Member] | Trade, Services and Other Activities [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	2,179,510	2,136,087	1,880,862
Electricity Sales To Final Customers [Member] | Rural [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	631,527	572,361	511,196
Electricity Sales To Final Customers [Member] | Public Entities [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	279,495	262,705	236,719
Electricity Sales To Final Customers [Member] | Public Lighting [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	274,250	278,645	244,381
Electricity Sales To Final Customers [Member] | Public Service [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	332,414	316,307	275,431
Electricity Sales To Final Customers [Member] | Free Consumers [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues		1,179,314	845,964
Electricity Sales To Final Customers [Member] | Donations and Grants [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	740,787	764,096	606,556
Electricity Sales To Final Customers [Member] | Free Consumers [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	1,431,274
Electricity Sales To Distributors [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	3,301,336	3,136,244	3,529,770
PIS/Pasep and Cofins	(368,101)
ICMS (VAT)	(10,727)
Sectorial charges	(56,642)
Service tax (ISSQN)
Net operating revenues	2,865,866	3,136,244	3,176,354
Electricity Sales To Distributors [Member] | Bilateral Contracts [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	1,998,617	2,002,077	1,947,862
Electricity Sales To Distributors [Member] | Regulated contracts [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	854,239	385,157	421,805
Electricity Sales To Distributors [Member] | Electric Energy Trade Chamber CCEE [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	357,076	663,024
Electricity Sales To Distributors [Member] | Interest [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	91,404	85,986	82,160
Electricity Sales To Distributors [Member] | Concessionaires And Generators [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	62,414
Electricity Sales To Distributors [Member] | Electric Energy Trade Chamber - CCEE [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	357,076		1,077,943
Use Of The Main Distribution and Transmission Grid [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	8,270,996	3,469,060	6,442,761
PIS/Pasep and Cofins	(781,017)
ICMS (VAT)	(1,999,583)
Sectorial charges	(1,351,625)
Service tax (ISSQN)
Net operating revenues	4,138,771		3,617,941
Use Of The Main Distribution and Transmission Grid [Member] | Residential [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	2,585,892	2,222,621	2,025,400
Use Of The Main Distribution and Transmission Grid [Member] | Industrial [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	1,280,168	1,110,089	1,024,452
Use Of The Main Distribution and Transmission Grid [Member] | Trade, Services and Other Activities [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	1,713,632	1,407,156	1,304,285
Use Of The Main Distribution and Transmission Grid [Member] | Rural [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	467,044		341,875
Use Of The Main Distribution and Transmission Grid [Member] | Public Entities [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	206,492	185,383	174,427
Use Of The Main Distribution and Transmission Grid [Member] | Public Lighting [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	206,492	184,530	167,907
Use Of The Main Distribution and Transmission Grid [Member] | Public Service [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	174,414	141,556	126,795
Use Of The Main Distribution and Transmission Grid [Member] | Free Consumers [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	1,052,535	795,105	663,248
Use Of The Main Distribution and Transmission Grid [Member] | Concessionaires And Generators [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues		80,329	60,485
Use Of The Main Distribution and Transmission Grid [Member] | Interest Income [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues		58,578
Use Of The Main Distribution and Transmission Grid [Member] | Operating and Maintenance Income - O&M [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	98,207		113,324
Use Of The Main Distribution and Transmission Grid [Member] | Interest Income [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	413,171		440,563
Construction Income [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	1,132,884	1,097,313	868,001
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)
Net operating revenues	1,132,884	1,097,313	868,001
Fair Value Of Assets From The Indemnity For The Concession [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	36,646	47,499	57,080
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)
Net operating revenues	36,646	47,499	57,080
Telecommunications [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	532,926	512,540	426,773
PIS/Pasep and Cofins	(21,035)
ICMS (VAT)	(137,896)
Sectorial charges
Service tax (ISSQN)	(558)
Net operating revenues	373,437	512,540	308,952
Distribution Of Piped Gas [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	1,003,790	753,222	621,992
PIS/Pasep and Cofins	11,313
ICMS (VAT)	(171,897)
Sectorial charges
Service tax (ISSQN)	(23)
Net operating revenues	843,183	557,186	454,815
Sectorial Financial Assets and Liabilities Result [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	25,057	985,344	767,040
PIS/Pasep and Cofins	(6,426)
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)
Net operating revenues	18,631	893,688	718,826
Other Operating Revenue [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	442,353	222,329	171,356
PIS/Pasep and Cofins	(30,203)
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)	(3,310)
Net operating revenues	408,840	189,355	141,071
Other Operating Revenue [Member] | Other Income [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	22,146	11,892	15,898
Other Operating Revenue [Member] | Charged Service [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	18,807	18,475	15,981
Other Operating Revenue [Member] | Income From Rendering Of Services [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	51,780	59,280	30,247
Other Operating Revenue [Member] | Leasing And Rent [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	144,744	132,682	109,230
Distribution Of Piped Gas [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	1,003,790
Fair Value In The Purchase and Sale Of Power In The Active Market [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues	R$ 204,876